Average Annual Total Returns - Class I2 - Alger Growth and Income Portfolio	Class I-2 1 Year	Class I-2 5 Years	Class I-2 10 Years	Class I-2 Inception Date	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	14.88%	13.67%	12.86%	Nov. 15, 2088	18.40%	15.22%	13.88%